Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0000011199
Registrant Name	Amcor Flexibles North America, Inc.
Registration File Number	333-288681-04
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A